SUPPLEMENTAL CASH FLOW DATA	9 Months Ended
Sep. 30, 2014
Supplemental Cash Flow Elements [Abstract]
Cash Flow, Supplemental Disclosures [Text Block]

NOTE 12 — SUPPLEMENTAL CASH FLOW DATA

Cash payments for interest were $21,627 and $14,503 for the three months ended September 30, 2014 and September 30, 2013, and $43,233 and $56,433 for the nine months ended September 30, 2014 and September 30, 2013.